Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefits
Schedule of Plans' assets measured at estimated fair value

	Balance
	December 31,
(Millions of dollars)	2017	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$80	$80	$—	$—
Foreign equity securities	53	53	—	—
Domestic fixed income mutual funds	25	25	—	—
Money market funds	2	2	—	—
Foreign fixed income mutual funds	11	11	—	—
Total Assets	$171	$171	$—	$—

	Balance
	December 31,
(Millions of dollars)	2016	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$76	$76	$—	$—
Foreign equity securities	35	35	—	—
Domestic fixed income mutual funds	17	17	—	—
Real estate mutual fund	8	8	—	—
Commodity mutual funds	4	4	—	—
Money market funds	4	4	—	—
Foreign fixed income mutual funds	2	2	—	—
Other	5	—	5	—
Total Assets	$151	$146	$5	$—

Schedule of assumptions used in determining pension information for plans

	Years ended December 31,
	2017			2016			2015
Weighted average assumptions
Discount rate used to determine obligations	2.75	-	3.80%	2.90	-	4.65%	3.20	-	4.80%
Discount rate used to determine net periodic benefit cost	2.90	-	4.60%	3.20	-	4.80%	2.70	-	4.40%
Expected return on plan assets			6.50%	6.75	-	7.00%	6.75	-	7.50%
Long-term rate of increase in compensation levels			4.00%			4.00%			4.00%

Schedule of the funded status

	December 31,
	2017	2016
(Millions of dollars)	Accumulated benefits exceed assets	Assets exceed accumulated benefits	Accumulated benefits exceed assets	Total
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$262	$70	$179	$249
Service cost	9	4	5	9
Interest cost	11	3	8	11
Actuarial losses	29	—	6	6
Plan settlements	(9)	—	—	—
Benefits paid	(3)	(4)	(9)	(13)
Other	1	—	—	—
Benefit obligation at end of year	$300	$73	$189	$262
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$151	$46	$68	$114
Actual return on plan assets	25	6	4	10
Employer contributions	10	39	1	40
Plan settlements	(9)	—	—	—
Benefits paid	(6)	(4)	(9)	(13)
Fair value of plan assets at end of year	$171	$87	$64	$151
Funded status	$(129)	$14	$(125)	$(111)

Schedule of net periodic benefit cost of plans

	Years ended December 31,
(Millions of dollars)	2017	2016	2015
Components of net periodic benefit cost:
Service cost	$9	$9	$10
Interest cost	11	11	10
Expected return on plan assets	(10)	(8)	(8)
Amortization and other	5	5	5
Settlement loss recognized	2	—	—
Agreement termination gain	—	—	(1)
Net periodic benefit cost	$17	$17	$16